Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over their estimated useful lives	3 Months Ended
Mar. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over their estimated useful lives [Line Items]
Licenses and trademarks	9 years
Customer relationships	13 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over their estimated useful lives [Line Items]
Patents	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over their estimated useful lives [Line Items]
Patents	15 years